April 17, 2014

Nuveen Investments, Inc. 333 West Wacker Drive Chicago, IL 60606

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Nuveen Investment Funds, Inc.

811-05309

Accession Number 0001193125-14-125766

Ladies and Gentlemen:

We are filing an amendment to Form Type N-Q originally filed 01-Apr-2014 14:51.

Explanation: We are correcting the filing to exclude the following two Series listed below, which were inadvertently included in this filing. These Series are included as part of Accession Number 0001193125-14-125762, filed 01-Apr-2014 14:50.

12. SERIES ID: S000014927

SERIES NAME: Nuveen International Select Fund

CLASSES (CONTRACTS):

1. CLASS (CONTRACT) ID:        C000040497

CLASS (CONTRACT) NAME: Class A

TICKER SYMBOL:        ISACX

2. CLASS (CONTRACT) ID:        C000040499

CLASS (CONTRACT) NAME: Class C

TICKER SYMBOL:        ICCSX

3. CLASS (CONTRACT) ID:        C000040501

CLASS (CONTRACT) NAME: Class I

TICKER SYMBOL:        ISYCX

13.	SERIES ID: S000027104

SERIES NAME: Nuveen Tactical Market Opportunities Fund

CLASSES (CONTRACTS):

1. CLASS (CONTRACT) ID:        C000081650

CLASS (CONTRACT) NAME: Class I

TICKER SYMBOL:        FGTYX

2. CLASS (CONTRACT) ID:        C000100301

CLASS (CONTRACT) NAME: Class A

TICKER SYMBOL:        NTMAX

3. CLASS (CONTRACT) ID:        C000100302

CLASS (CONTRACT) NAME: Class C

TICKER SYMBOL:        NTMCX

Sincerely,

Nuveen Investments, Inc.

/s/ Kimberly Vaughan

Kimberly Vaughan

Assistant Vice President

312-917-8172

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Short Term Municipal Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.1%

	MUNICIPAL BONDS – 96.1%

	National – 0.1%

$387	BB&T Various States Municipal Trust Pool, Class B Certificates, Series 2011, 0.910%, 9/01/14	No Opt. Call	AA–	$387,055

	Arizona – 5.2%

	Arizona Sports and Tourism Authority, Subordinate Tax Revenue Refunding Bonds, Professional Baseball Training Facilities Project, Series 2013:
1,000	5.000%, 7/01/15	No Opt. Call	A3	1,057,940
1,000	5.000%, 7/01/16	No Opt. Call	A3	1,091,120

	Avondale, Arizona, Pledged Revenue Bonds, Refunding Series 2013:
1,045	2.000%, 7/01/14	No Opt. Call	AA	1,052,242
1,175	2.000%, 7/01/15	No Opt. Call	AA	1,199,934

1,545	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/19	No Opt. Call	A+	1,741,184

	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2013B:
1,500	1.000%, 7/01/18	No Opt. Call	Aa1	1,527,240
1,775	1.000%, 7/01/19	No Opt. Call	Aa1	1,870,069

415	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 4.000%, 7/01/17	No Opt. Call	AA	457,525

	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A:
1,000	5.000%, 7/01/16	No Opt. Call	A	1,102,100
1,785	5.000%, 7/01/17	No Opt. Call	A	2,023,583

1,045	Maricopa County School District 31 Balsz, Arizona, General Obligation Bonds, School Improvement Project 2011 Series 2012, 2.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	1,051,887

5,000	Navajo County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Arizona Public Service Company, Cholla Project, Series 2009A, 1.250%, 6/01/34 (Mandatory put 5/29/14)	No Opt. Call	A3	5,011,400

6,055	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/17	No Opt. Call	A+	6,896,100

1,040	Phoenix Civic Improvement Corporation, Arizona, Transit Excise Tax Revenue Refunding Bonds, Light Rail Project, Series 2013, 5.000%, 7/01/16	No Opt. Call	AA	1,155,076

1,370	Phoenix Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM)	No Opt. Call	Aaa	1,367,507

	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012:
200	3.000%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	AA+	201,880
130	3.000%, 7/01/15 (Alternative Minimum Tax)	No Opt. Call	AA+	133,101
300	3.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	AA+	310,893

790	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 2.500%, 7/01/15	No Opt. Call	A	809,837

Nuveen Investments	1

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$750	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/18	No Opt. Call	AA+	$887,550

2,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/14	No Opt. Call	A2	2,309,376

820	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/18	No Opt. Call	AA–	950,003

2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2, 0.650%, 3/01/28 (Mandatory put 3/02/15) (Alternative Minimum Tax)	No Opt. Call	A–	1,999,720

750	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/19 (WI/DD, Settling 2/05/14)	No Opt. Call	A–	853,290
34,740	Total Arizona			37,060,557

	Arkansas – 0.5%

2,910	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.375%, 12/01/19	12/18 at 100.00	A+	3,321,067

	California – 8.8%

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2013A:
475	2.000%, 9/01/14	No Opt. Call	N/R	477,632
495	2.250%, 9/01/15	No Opt. Call	N/R	501,564
480	3.000%, 9/01/16	No Opt. Call	N/R	495,173

1,125	Brea Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project Area AB, Refunding Series 2013, 5.000%, 8/01/17	No Opt. Call	AA–	1,285,223

1,000	Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue Bonds, Series 2005B, 5.250%, 7/01/16 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A+	1,063,510

800	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern California Retired Officers Community Corporation – Paradise Valley Estates, Refunding Series 2013, 3.000%, 1/01/17	No Opt. Call	A	841,616

495	California Health Facilities Financing Authority, Insured Refunding Revenue Bonds, Marshall Medical Center, Series 2012A, 4.000%, 11/01/14	No Opt. Call	A	508,325

1,745	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013B, 5.000%, 7/01/43 (Mandatory put 10/17/17)	No Opt. Call	AA–	2,010,236

275	California Municipal Finance Authority, Revenue Bonds, Centro De Salud De La Communidad De Ysidero, Inc., Series 2013, 3.000%, 3/01/16	No Opt. Call	A	287,183

895	California Municipal Finance Authority, Revenue Bonds, Northbay Healthcare Group, Refunding Series 2013B, 5.000%, 11/01/14	No Opt. Call	BBB–	919,792

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, USA Waste Services Inc., Refunding Series 1998A, 2.625%, 6/01/18 (Mandatory put 6/02/14) (Alternative Minimum Tax)	No Opt. Call	A–	1,005,630

2,330	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2011C, 4.000%, 10/01/15	No Opt. Call	A2	2,475,835

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2011A, 4.000%, 10/01/15	No Opt. Call	A2	3,187,770

2,500	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/16	3/15 at 100.00	A	2,617,200

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Carlsbad, California, Limited Obligation Refunding Bonds, Reassessment District 12-1, Series 2013:
$400	2.000%, 9/01/14	No Opt. Call	N/R	$403,640
250	2.000%, 9/01/15	No Opt. Call	N/R	254,703

1,000	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013, 5.000%, 9/01/15	No Opt. Call	BBB+	1,062,470

	Clovis, California, Water Revenue Bonds, Refunding Series 2013:
225	4.000%, 3/01/16 – BAM Insured	No Opt. Call	AA	239,918
250	4.000%, 3/01/17 – BAM Insured	No Opt. Call	AA	273,453

1,000	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2013, 4.000%, 8/01/17 – AGM Insured	No Opt. Call	AA–	1,109,970

	Corona-Norco Unified School District Public Financing Authority, Riverside County, California, Special Tax Revenue Refunding Bonds, Senior Lien Series 2013A:
550	2.000%, 9/01/15	No Opt. Call	BBB+	557,557
500	4.000%, 9/01/17	No Opt. Call	BBB+	539,825

	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B:
1,275	4.000%, 7/01/15 (Alternative Minimum Tax)	No Opt. Call	Baa1	1,326,918
875	4.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	Baa1	927,036
905	4.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	Baa1	968,033

2,340	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/17	No Opt. Call	A2	2,625,150

2,500	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011B, 4.250%, 3/01/41 (Mandatory put 3/01/15)	No Opt. Call	A	2,572,075

685	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 12-1, Series 2012, 3.000%, 9/02/15	No Opt. Call	BBB+	708,126

	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 13-1, Series 2013:
700	2.000%, 9/02/14	No Opt. Call	BBB–	706,370
780	2.000%, 9/02/15	No Opt. Call	BBB–	794,672

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Community Facilities District 88-3, Series 2013B:
705	2.000%, 9/01/14	No Opt. Call	N/R	710,139
685	2.000%, 9/01/15	No Opt. Call	N/R	694,604

1,440	Lee Lake Public Financing Authority, California, Senior Lien Revenue Bonds, Refunding Series 2013A, 4.000%, 9/01/15	No Opt. Call	BBB	1,507,406

3,425	Los Angeles County Redevelopment Authority, California, Various Redevelopment Project Areas Tax Allocation Revenue Refunding Bonds, Series 2013D, 5.000%, 9/01/16	No Opt. Call	A–	3,764,075

1,100	Modesto High School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/14 – FGIC Insured	No Opt. Call	Aa2	1,097,668

500	Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds, Refunding Series 2010A, 5.000%, 7/01/16	No Opt. Call	A+	556,220

2,500	Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds, Central District Redevelopment Project, Subordinate Refunding Series 2013, 5.000%, 9/01/15	No Opt. Call	A–	2,669,825

	Orange City, California, Special Tax Bonds, Community Facilities District 91-2, Serrano Heights Public Improvements, Refunding Series 2013:
450	3.000%, 10/01/15	No Opt. Call	A	467,190
320	3.000%, 10/01/16	No Opt. Call	A	338,010

Nuveen Investments	3

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)
$360	3.000%, 10/01/17	No Opt. Call	A	$382,835
300	4.000%, 10/01/18	No Opt. Call	A	329,757

2,950	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A , 3.000%, 9/01/16	No Opt. Call	N/R	3,008,705

675	Pioneers Memorial Healthcare District, California, General Obligation Bonds, Refunding Series 2012, 3.000%, 10/01/14	No Opt. Call	BBB	684,504

400	Pittsburg Infrastructure Financing Authority, California, Reassessment Revenue Refunding Bonds, Series 2011A, 3.000%, 9/02/14 – AGM Insured	No Opt. Call	AA–	405,552

500	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.000%, 6/01/18	No Opt. Call	AA+	586,960

	Sacramento City Financing Authority, California, Special Tax Revenue Bonds, Westlake and Regency Park, Refunding Series 2013A:
1,005	3.000%, 9/01/15	No Opt. Call	BBB+	1,036,296
550	3.000%, 9/01/16	No Opt. Call	BBB+	575,746

420	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Refunding Series 2014A, 5.000%, 8/01/18 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	481,396

	San Benito Health Care District, San Benito County, California, Revenue Bonds, Refunding Series 2013:
300	3.000%, 3/01/16	No Opt. Call	A	313,674
350	4.000%, 3/01/18	No Opt. Call	A	384,248

600	San Bernardino City Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2013A, 5.000%, 8/01/17	No Opt. Call	A	683,670

1,000	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2002, 3.000%, 8/01/15	No Opt. Call	N/R	1,029,880

	Santa Cruz County Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014:
1,000	5.000%, 9/01/17 – BAM Insured	No Opt. Call	AA	1,137,570
600	5.000%, 9/01/18 – BAM Insured	No Opt. Call	AA	694,044

	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera Ranch, Refunding Series 2014A:
280	2.000%, 8/15/14	No Opt. Call	BBB+	282,618
715	4.000%, 8/15/17	No Opt. Call	BBB+	789,146

250	Twin Rivers Unified School District, County of Sacramento and County of Placer, California, General Obligation Refunding Bonds, Series 2014A, 4.000%, 8/01/18 – BAM Insured	No Opt. Call	AA	279,873

985	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.000%, 12/01/18	No Opt. Call	A	1,087,824

	West Kern Water District, California, Certificates of Participation, Series 2011:
630	3.000%, 6/01/14	No Opt. Call	AA–	634,864
860	3.000%, 6/01/15	No Opt. Call	AA–	884,802
600	3.000%, 6/01/16	No Opt. Call	AA–	625,974

	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014:
1,580	3.000%, 9/01/15 (WI/DD, Settling 2/20/14)	No Opt. Call	N/R	1,604,285
1,000	1.000%, 9/01/14 (WI/DD, Settling 2/20/14)	No Opt. Call	N/R	1,000,230
59,885	Total California			63,476,195

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado – 3.2%

	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
$175	3.000%, 6/01/15	No Opt. Call	A	$179,365
250	3.000%, 6/01/16	No Opt. Call	A	259,713

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – DCS Montessori School, Refunding & Improvement Series 2012:
210	2.000%, 7/15/14	No Opt. Call	A	211,100
175	2.250%, 7/15/17	No Opt. Call	A	177,928

460	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Refunding Series 2010A, 4.000%, 10/01/18	No Opt. Call	A	496,197

3,405	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/15	No Opt. Call	A+	3,627,551

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 4.000%, 1/01/15	No Opt. Call	N/R	497,520

3,950	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2009B, 5.000%, 6/01/39 (Mandatory put 12/01/14)	No Opt. Call	A–	4,071,581

505	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012, 4.000%, 1/01/15	No Opt. Call	BBB–	515,282

840	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2012, 3.000%, 9/01/15	No Opt. Call	A3	868,963

360	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Parker Water and Sanitation District, Series 2004D, 4.000%, 9/01/14 – NPFG Insured	No Opt. Call	A	366,664

	Commerce City Northern Infrastructure General Improvement District, Colorado, General Obligation Bonds, Series 2013:
390	3.000%, 12/01/15 – AGM Insured	No Opt. Call	AA–	407,441
600	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	653,466

585	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007, 4.550%, 11/01/17 – AGM Insured (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	626,377

	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A:
250	4.000%, 11/15/15 (Alternative Minimum Tax)	No Opt. Call	A	264,880
250	5.000%, 11/15/16 (Alternative Minimum Tax)	No Opt. Call	A	279,120

	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B:
100	3.000%, 11/15/15	No Opt. Call	A	104,506
475	4.000%, 11/15/16	No Opt. Call	A	518,249
300	5.000%, 11/15/17	No Opt. Call	A	343,449

1,920	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/16	No Opt. Call	A–	2,144,275

315	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/17 – NPFG Insured	No Opt. Call	A	288,742

	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A:
235	3.000%, 5/01/14 (Alternative Minimum Tax)	No Opt. Call	Baa2	236,114
345	3.500%, 5/01/15 (Alternative Minimum Tax)	No Opt. Call	Baa2	354,474

Nuveen Investments	5

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,240	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2011A, 3.000%, 12/01/15	No Opt. Call	A	$1,287,194

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
730	4.000%, 12/01/15	No Opt. Call	N/R	746,841
1,015	4.000%, 12/01/16	No Opt. Call	N/R	1,053,306

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013B:
480	3.000%, 12/01/15	No Opt. Call	A	500,160
490	3.000%, 12/01/16	No Opt. Call	A	517,234
510	3.000%, 12/01/17	No Opt. Call	A	541,452

235	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding Series 2012, 3.000%, 12/01/15	No Opt. Call	BBB	242,464

450	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012, 3.000%, 12/01/14	No Opt. Call	A	458,244
21,745	Total Colorado			22,839,852

	Connecticut – 1.3%

1,490	Connecticut Development Authority, Pollution Control Revenue Bonds, Connecticut Light and Power Company, Series 1996A, 1.550%, 5/01/31 (Mandatory put 4/01/15) (Alternative Minimum Tax)	No Opt. Call	A	1,507,210

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
505	2.250%, 7/01/14	No Opt. Call	Baa1	506,889
765	4.000%, 7/01/15	No Opt. Call	Baa1	791,102

1,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H, 4.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	1,167,975

5,480	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2013A, 1.350%, 7/01/42 (Mandatory put 7/21/16)	No Opt. Call	AAA	5,603,464
9,390	Total Connecticut			9,576,640

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
475	4.000%, 7/01/14	No Opt. Call	BBB–	477,831
225	4.000%, 7/01/15	No Opt. Call	BBB–	228,704
700	Total Delaware			706,535

	District of Columbia – 0.7%

325	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A, 3.000%, 10/01/16	No Opt. Call	A+	343,824

250	District of Columbia, Revenue Bonds, Gallaudet University, Series 2011, 3.000%, 4/01/14	No Opt. Call	A+	251,190

1,840	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2009A, 5.000%, 4/01/14	No Opt. Call	A–	1,854,702

1,600	District of Columbia, Revenue Bonds, Medlantic/Helix Issue, Series 1998B, 5.000%, 8/15/17 – AGM Insured	No Opt. Call	AA–	1,815,712

760	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	A1	816,886
4,775	Total District of Columbia			5,082,314

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 6.0%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
$300	3.000%, 11/15/16	No Opt. Call	BBB	$310,284
600	4.000%, 11/15/17	No Opt. Call	BBB	641,640

1,045	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/16 (Pre-refunded 10/01/14) – AMBAC Insured	10/14 at 100.00	A1 (4)	1,078,471

1,400	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/15 (Alternative Minimum Tax)	No Opt. Call	A2	1,494,036

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
1,670	6.000%, 6/01/16	No Opt. Call	A+	1,876,546
1,085	5.000%, 6/01/16 – AGC Insured	No Opt. Call	AA–	1,195,486

5,495	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/15	No Opt. Call	A+	5,838,653

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
300	5.000%, 6/01/14	No Opt. Call	A+	304,878
735	5.000%, 6/01/15 – AGM Insured	No Opt. Call	AA–	780,967

650	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/14	No Opt. Call	A	656,825

770	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2014B, 4.000%, 4/01/17	No Opt. Call	Baa1	828,813

4,100	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/16	No Opt. Call	A+	4,513,319

	Florida Higher Educational Facilities Financing Authority, Revenue and Revenue Refunding Bonds, University of Tampa Project, Series 2012A:
300	4.000%, 4/01/14	No Opt. Call	BBB+	301,566
850	4.000%, 4/01/15	No Opt. Call	BBB+	877,379

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A:
220	4.000%, 4/01/15	No Opt. Call	Baa1	227,086
435	4.000%, 4/01/16	No Opt. Call	Baa1	459,334

750	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/16	No Opt. Call	A–	815,858

	Hernando County, Florida, Water and Sewer Revenue Bonds, Refunding Series 2013A:
450	3.000%, 6/01/15	No Opt. Call	Aa3	465,183
350	4.000%, 6/01/17	No Opt. Call	Aa3	385,060

1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2009E, 5.000%, 11/15/15	No Opt. Call	AA	1,082,480

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Variable Rate Demand Series 2005I, 5.000%, 11/15/16	No Opt. Call	AA	2,240,780

2,000	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/14 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	2,063,780

1,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A, 5.000%, 2/01/17	No Opt. Call	AA–	1,090,880

Nuveen Investments	7

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,260	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/17	No Opt. Call	A–	$2,575,564

500	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Project, Series 2008, 2.625%, 8/01/23 (Mandatory put 8/01/14) (Alternative Minimum Tax)	No Opt. Call	A–	504,025

730	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 4.000%, 11/01/15	No Opt. Call	BBB+	764,281

	Pinellas County Educational Facilities Authority, Florida, General Revenue Bonds, Barry University, Refunding Series 2011:
1,175	5.000%, 10/01/15	No Opt. Call	BBB	1,254,195
1,060	4.000%, 10/01/16	No Opt. Call	BBB	1,136,055

305	Pinellas County Educational Facilities Authority, Florida, General Revenue Bonds, Barry University, Refunding Series 2012, 4.000%, 10/01/15	No Opt. Call	BBB	318,219

	Saint Lucie County, Florida, Sales Tax Revenue Bonds, Refunding Series 2013A:
1,815	3.000%, 10/01/14 – AGM Insured	No Opt. Call	AA–	1,849,013
370	4.000%, 10/01/15 – AGM Insured	No Opt. Call	AA–	391,146
565	4.000%, 10/01/16 – AGM Insured	No Opt. Call	AA–	612,991

305	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 3.000%, 9/01/14	No Opt. Call	A+	309,660

	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011:
2,380	2.000%, 10/15/14 – AGM Insured	No Opt. Call	AA–	2,408,013
1,275	4.000%, 10/15/15 – AGM Insured	No Opt. Call	AA–	1,350,531
40,245	Total Florida			43,002,997

	Georgia – 1.9%

2,450	Bartow County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Bowen Project, Series 1997, 2.375%, 9/01/29 (Mandatory put 8/10/17)	No Opt. Call	A	2,522,568

1,300	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Ninth Series 1994, 1.200%, 10/01/32 (Mandatory put 4/01/14)	No Opt. Call	A+	1,301,313

1,500	Carroll County School District, Georgia, General Obligation Bonds, Series 2011, 4.000%, 4/01/14	No Opt. Call	AA+	1,509,615

3,200	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 4.000%, 9/01/15	No Opt. Call	BBB	3,284,576

1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2012, 3.000%, 6/01/14	No Opt. Call	A1	1,009,080

2,700	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012B, 3.000%, 7/01/18	7/14 at 100.00	N/R	2,384,151

1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Gulf Power Company – Scherer Project, First Series 2010, 1.700%, 6/01/49 (Mandatory put 6/21/17)	No Opt. Call	A	1,008,250

330	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 4.000%, 10/01/14	No Opt. Call	Baa2	335,990

585	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 4.000%, 10/01/14	No Opt. Call	Baa2	595,618
14,065	Total Georgia			13,951,161

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam – 0.1%

$1,000	Guam International Airport Authority, Revenue Bonds, Series 2013B, 4.000%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	BBB	$1,028,860

	Hawaii – 0.2%

300	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009C-1, 7.500%, 11/15/15	No Opt. Call	N/R	300846

1,195	Hawaii State, General Obligation Bonds, Series 2009D-Q, 4.000%, 6/01/14	No Opt. Call	AA	1,210,511
1,495	Total Hawaii			1,511,357

	Illinois – 6.8%

680	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 2006A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	A	714,687

2,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012A, 5.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	A2	2,085,500

1,120	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012B, 4.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	A2	1,157,643

685	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2004B, 5.250%, 1/01/16 – NPFG Insured	No Opt. Call	AA	739,238

1,290	Community Unit School District 226, Ogle County, Illinois, General Obligations Bonds, Series 2006, 5.250%, 1/01/15 – AMBAC Insured	No Opt. Call	Aa3	1,345,664

1,070	Decatur, Illinois, General Obligation Bonds, Refunding Series 2013, 3.000%, 3/01/16	No Opt. Call	Aa2	1,117,669

4,755	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Refunding Series 2010A, 5.000%, 3/01/15	No Opt. Call	AA–	4,987,044

	Illinois Finance Authority, Revenue Bonds, Benedictine University Project, Series 2013A:
765	3.000%, 10/01/14	No Opt. Call	BBB	776,261
1,000	4.000%, 10/01/17	No Opt. Call	BBB	1,075,110
500	5.000%, 10/01/19	No Opt. Call	BBB	554,340

225	Illinois Finance Authority, Revenue Bonds, DePaul University, Refunding Series 2013, 5.000%, 10/01/17	No Opt. Call	A	256,880

500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3	529,730

1,195	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/18	No Opt. Call	A–	1,320,224

1,125	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 5.000%, 11/01/14	No Opt. Call	A+	1,158,536

360	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005, 5.000%, 8/15/15	No Opt. Call	AA–	380,146

300	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (5)	7/14 at 17.074	N/R	3

700	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A, 5.100%, 5/15/14 (5)	2/14 at 100.00	N/R	7

1,295	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A–	1,347,551

1,265	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/15 – AGM Insured	No Opt. Call	AA–	1,317,055

	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,175	4.000%, 8/01/14	No Opt. Call	A–	3,232,214
1,405	5.000%, 8/01/17	No Opt. Call	A–	1,576,649

Nuveen Investments	9

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$665	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/15	No Opt. Call	A–	$702,752

940	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/15	No Opt. Call	A–	978,145

5,905	Illinois State, General Obligation Bonds, Series 2013, 4.000%, 7/01/16	No Opt. Call	A–	6,335,002

3,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013, 4.000%, 6/15/15	No Opt. Call	AAA	3,153,570

2,235	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013B, 5.000%, 12/01/17	No Opt. Call	AA–	2,578,229

1,560	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 8/01/15 – SYNCORA GTY Insured	No Opt. Call	A	1,670,074

520	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 2.000%, 1/01/15 – AGM Insured	No Opt. Call	A2	526,718

200	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 3.000%, 10/01/16	No Opt. Call	Baa1	206,640

1,705	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2014A, 4.000%, 6/01/18 (WI/DD, Settling 2/13/14)	No Opt. Call	AA	1,912,499

	St. Clair County, Illinois, Highway Revenue Bonds, Series 2013A:
350	5.000%, 1/01/16	No Opt. Call	AA–	376,614
360	5.000%, 1/01/17	No Opt. Call	AA–	398,380

690	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2001A, 5.500%, 4/01/14 – AMBAC Insured	No Opt. Call	AA–	696,113

	Waukegan, Illinois, General Obligation Bonds, Refunding Series 2012A:
1,120	4.000%, 12/30/14 – AGM Insured	No Opt. Call	A2	1,154,709
885	4.000%, 12/30/15 – AGM Insured	No Opt. Call	A2	935,728

790	Western Illinois University, Auxiliary Facilities Revenue Bonds, Series 2012, 3.000%, 4/01/14	No Opt. Call	A–	793,286

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
395	5.750%, 12/01/14 – AGM Insured	No Opt. Call	AA–	409,923
450	5.750%, 12/01/15 – AGM Insured	No Opt. Call	AA–	485,298
47,180	Total Illinois			48,985,831

	Indiana – 1.7%

2,000	Indiana Finance Authority, Economic Development Revenue Bonds, Republic Service, Inc. Project, Refunding Series 2010A, 0.470%, 5/01/34 (Mandatory put 6/03/14) (Alternative Minimum Tax)	No Opt. Call	BBB+	2,000,000

1,605	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	1,727,012

1,090	Indiana Health and Educational Facility Financing Authority, Educational Facilities Revenue Bonds, University of Indianapolis, Refunding Series 2007, 5.000%, 10/01/15	No Opt. Call	A–	1,172,251

1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-5, 2.000%, 11/01/27 (Mandatory put 8/01/17)	No Opt. Call	AA	1,035,090

1,360	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007L, 5.000%, 7/01/17 – NPFG Insured	No Opt. Call	A+	1,537,616

3,140	Indianapolis, Indiana, Gas Utility System Revenue Bonds, Refunding 2nd Lien Series 2008C, 5.000%, 6/01/17	No Opt. Call	AA–	3,540,224

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$625	Jasper Hospital Authority, Indiana, Revenue and Refunding Bonds, Memorial Hospital and Health Care Center Project, Series 2013, 3.000%, 11/01/15	No Opt. Call	A–	$648,431

610	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 3.000%, 4/01/15	No Opt. Call	A3	625,403
11,430	Total Indiana			12,286,027

	Iowa – 1.5%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
230	4.000%, 6/15/14	No Opt. Call	A2	233,169
500	4.000%, 6/15/15	No Opt. Call	A2	522,010

	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Refunding Series 2010:
1,150	5.000%, 7/01/16	No Opt. Call	A1	1,263,034
2,450	5.000%, 7/01/20	No Opt. Call	A1	2,806,328

1,315	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Central College, Refunding Series 2012A, 3.000%, 10/01/14	No Opt. Call	Ba2	1,309,727

220	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Refunding Series 2011, 4.000%, 10/01/14	No Opt. Call	BBB–	221,943

1,655	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-1, 3.100%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	A	1,672,742

	Johnston Community School District, Iowa, School Infrastructure Sales, Services and Use Tax Revenue Bonds, Series 2014:
1,170	4.000%, 7/01/17 – AGC Insured	No Opt. Call	AA–	1,278,307
1,130	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA–	1,300,370
9,820	Total Iowa			10,607,630

	Kansas – 0.8%

1,100	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2008F, 5.000%, 11/15/15	No Opt. Call	A2	1,179,541

1,000	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 3.000%, 12/01/14	No Opt. Call	Baa1	1,017,020

500	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc., Refunding Series 2013, 4.000%, 11/15/15	No Opt. Call	A	531,960

1,000	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 5.000%, 11/15/15 (ETM)	No Opt. Call	N/R (4)	1,084,870

	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2009A-III:
1,000	5.000%, 11/15/14 (ETM)	No Opt. Call	N/R (4)	1,038,220
1,000	5.000%, 11/15/16 (ETM)	No Opt. Call	N/R (4)	1,126,630
5,600	Total Kansas			5,978,241

	Kentucky – 1.0%

2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.000%, 8/15/17	No Opt. Call	A+	2,837,050

2,070	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	2,312,956

1,100	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/18	No Opt. Call	A+	1,284,118

Nuveen Investments	11

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$500	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 4.000%, 11/01/15	No Opt. Call	A–	$524,100
6,170	Total Kentucky			6,958,224

	Louisiana – 1.5%

	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011:
305	2.000%, 5/01/14 – AGM Insured	No Opt. Call	A2	306,403
315	3.000%, 5/01/15 – AGM Insured	No Opt. Call	A2	325,234
315	3.000%, 5/01/16 – AGM Insured	No Opt. Call	A2	331,591

	Evangeline Parish Road & Drainage Sales Tax District 1, Louisiana, Sales and Use Tax Revenue Bonds, Series 2013:
250	3.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	264,578
500	3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA–	532,380

300	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 2.000%, 6/01/14	No Opt. Call	A–	301,488

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
1,280	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–	1,350,733
1,690	5.000%, 6/01/16 – AMBAC Insured	No Opt. Call	A–	1,845,903

1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing/University Facilities Project, Series 2013, 4.000%, 8/01/17	No Opt. Call	A3	1,373,363

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, Parking Facilities Corporation – Phase I Project, Series 2012:
500	3.000%, 10/01/14 – AGM Insured	No Opt. Call	AA–	508,205
1,000	3.000%, 10/01/16 – AGM Insured	No Opt. Call	AA–	1,045,070

1,110	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/17	No Opt. Call	A	1,268,131

1,350	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 4.000%, 12/01/15	No Opt. Call	A3	1,428,152
10,165	Total Louisiana			10,881,231

	Maine – 0.1%

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
175	3.000%, 7/01/16	No Opt. Call	BBB+	183,701
350	3.000%, 7/01/17	No Opt. Call	BBB+	370,605
525	Total Maine			554,306

	Maryland – 0.2%

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013:
100	3.000%, 6/01/14	No Opt. Call	Baa3	100,274
280	3.000%, 6/01/16	No Opt. Call	Baa3	282,453

405	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Series 2012, 3.000%, 6/01/15	No Opt. Call	Baa3	409,014

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A:
$150	3.000%, 7/01/14	No Opt. Call	Baa1	$151,622
220	3.000%, 7/01/15	No Opt. Call	Baa1	226,677
1,155	Total Maryland			1,170,040

	Massachusetts – 1.0%

300	Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2013F, 3.000%, 7/01/15	No Opt. Call	A	311,073

1,225	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2011K-4, 5.000%, 7/01/35 (Mandatory put 1/14/16)	No Opt. Call	AA	1,331,183

525	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009B-2, 6.250%, 6/01/14 (6), (7)	No Opt. Call	N/R	21,414

1,670	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.500%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	1,754,686

2,500	Massachusetts Housing Finance Agency, Construction Loan Notes, Series 2012F, 0.650%, 12/01/14	No Opt. Call	Aa3	2,501,900

1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11, 5.250%, 8/01/18	No Opt. Call	AAA	1,188,160
7,220	Total Massachusetts			7,108,416

	Michigan – 2.7%

	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation Bonds, Refunding Series 2011:
675	2.500%, 5/01/14 – AGM Insured	No Opt. Call	Aa2	678,476
1,250	3.000%, 5/01/15 – AGM Insured	No Opt. Call	Aa2	1,287,113

	Brighton Area School District, Livingston County, Michigan, General Obligation Bonds, School Building & Site Series 2013II:
250	2.000%, 5/01/17	No Opt. Call	Aa2	259,893
750	5.000%, 5/01/18	No Opt. Call	Aa2	872,205

500	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2013, 3.000%, 5/01/14	No Opt. Call	AA–	503,515

800	Dearborn School District, Wayne County, Michigan, General Obligation Bonds, Series 2007, 4.000%, 5/01/14	No Opt. Call	Aa2	807,624

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
500	5.000%, 10/01/14	No Opt. Call	BBB–	511,755
475	5.000%, 10/01/15	No Opt. Call	BBB–	500,156

800	Grand Blanc Community Schools, Genesee County, Michigan, General Obligation Bonds, Refunding Series 2013, 4.000%, 5/01/17	No Opt. Call	AA–	883,736

430	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Healthcare Group, Series 2011A, 4.000%, 5/15/15	No Opt. Call	A2	444,702

500	Lake Superior State University Board of Trustees, Michigan, General Revenue Refunding Bonds, Series 2012, 2.000%, 11/15/14 – AGM Insured	No Opt. Call	AA–	505,380

1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2014, 4.000%, 5/01/17 (WI/DD, Settling 2/13/14) – BAM Insured	No Opt. Call	AA	1,089,930

Nuveen Investments	13

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$525	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, School Building & Site Series 2013I, 3.000%, 5/01/16 – AGM Insured	No Opt. Call	AA–	$550,562

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
250	5.000%, 6/01/14	No Opt. Call	A+	253,350
550	4.000%, 6/01/14	No Opt. Call	A+	555,544

2,060	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/16	No Opt. Call	AA+	2,300,711

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2008A-1, 6.000%, 12/01/17	No Opt. Call	Aa2	1,185,820

475	Northwest Michigan Community Schools, Jackson & Ingham Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013, 2.000%, 5/01/14	No Opt. Call	AA–	477,152

700	Romeo Community School District, Macomb and Oakland Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013, 1.000%, 5/01/14	No Opt. Call	Aa2	701,043

200	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/17	No Opt. Call	A1	226,696

1,350	Warren Consolidated Schools, Macomb and Oakland Counties, Michigan, General Obligation Bonds, Refunding Series 2013, 4.000%, 5/01/16	No Opt. Call	AA–	1,456,164

1,225	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010A, 5.000%, 12/01/16 (Alternative Minimum Tax)	No Opt. Call	A	1,349,877

400	Western Michigan University, General Revenue and Refunding Bonds, Series 2013, 5.000%, 11/15/17	No Opt. Call	A1	455,852

500	Western Michigan University, General Revenue Refunding Bonds, Series 2008, 3.625%, 11/15/14 – AGM Insured	No Opt. Call	AA–	512,855

1,120	Williamston Community Schools School District, Ingham County, Michigan, General Obligation Bonds, Refunding Series 2011, 3.000%, 5/01/14	No Opt. Call	AA–	1,127,157
18,285	Total Michigan			19,497,268

	Minnesota – 5.3%

2,805	Bemidji Independent School District 31, Beltrami County, Minnesota, General Obligation Bonds, Refunding Series 2013A, 5.000%, 4/01/17	No Opt. Call	AA+	3,192,988

500	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities Transmission Project, Series 2012, 5.000%, 1/01/18	No Opt. Call	A–	567,970

585	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 1.900%, 7/01/15	No Opt. Call	BBB–	585,240

2,155	Farmington Independent School District 192, Dakota County, Minnesota, General Obligation Bonds, School Building Refunding Series 2012B, 3.000%, 2/01/14	No Opt. Call	Aa2	2,155,000

1,360	Independent School District 194, Lakeville, Dakota County, Minnesota, General Obligation Bonds, School Building Refunding Series 2012C, 3.000%, 2/01/14	No Opt. Call	Aa2	1,360,000

2,985	Minneapolis Special School District 1, Minnesota, Certificates of Participation, Refunding Series 2013D, 5.000%, 2/01/18	No Opt. Call	AA+	3,450,899

1,365	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, Greenway Heights Family Housing Project, Series 2014B, 3.000%, 7/15/15	No Opt. Call	N/R	1,365,505

2,500	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/17	No Opt. Call	BBB	2,731,900

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
$400	2.250%, 11/15/14	No Opt. Call	N/R	$399,032
705	2.600%, 11/15/15	No Opt. Call	N/R	702,173

2,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	AA–	2,608,075

1,335	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.000%, 2/15/15 – AGC Insured	No Opt. Call	AA–	1,394,167

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 3.000%, 10/01/14	No Opt. Call	Baa3	505,785

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
910	5.500%, 5/01/16	No Opt. Call	N/R	954,444
1,065	5.500%, 5/01/17	No Opt. Call	N/R	1,133,277

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
200	3.000%, 12/01/14	No Opt. Call	Baa2	203,172
210	3.000%, 12/01/15	No Opt. Call	Baa2	216,399

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Series 2012-7Q:
500	3.000%, 10/01/14	No Opt. Call	Baa1	507,430
450	4.000%, 10/01/15	No Opt. Call	Baa1	472,788
650	4.000%, 10/01/16	No Opt. Call	Baa1	698,945

1,015	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A, 4.000%, 10/01/17	No Opt. Call	A2	1,125,107

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas, Series 2006-6I, 5.000%, 4/01/16	No Opt. Call	A2	1,094,790

	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A:
135	2.250%, 12/01/15	No Opt. Call	BBB–	135,192
320	2.500%, 12/01/16	No Opt. Call	BBB–	320,704
220	3.000%, 12/01/17	No Opt. Call	BBB–	221,210

2,210	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, School Building Refunding Series 2012B, 2.000%, 2/01/14	No Opt. Call	AA+	2,210,000

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.000%, 5/01/15	No Opt. Call	A1	1,057,340

360	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012, 5.000%, 3/01/14	No Opt. Call	N/R	360,612

	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013:
235	4.000%, 1/01/15	No Opt. Call	N/R	236,732
300	4.000%, 1/01/16	No Opt. Call	N/R	303,168

545	Shakopee Independent School District 720, Scott County, Minnesota, Certificates of Participation, Series 2013B, 2.000%, 2/01/17	No Opt. Call	Aa3	561,061

1,280	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 3.000%, 2/01/17	No Opt. Call	Aa2	1,371,776

Nuveen Investments	15

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$880	St. Paul Housing and Redevelopment Authority, Minnesota, Performing Arts Facility Revenue Bonds, Ordway Center for the Performing Arts, Series 2012, 1.450%, 7/01/14	No Opt. Call	N/R	$880,466

850	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living Community, Series 2012B, 4.875%, 5/01/19	5/14 at 100.00	N/R	854,174

2,000	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, Series 2004B, 5.000%, 2/01/22	2/14 at 100.00	N/R	2,008,100
36,030	Total Minnesota			37,945,621

	Mississippi – 0.5%

125	D’Iberville, Mississippi, Tax Increment Limited Obligation Refunding Bonds, Gulf Coast Promenade Project, Series 2013, 2.000%, 4/01/14	No Opt. Call	BBB+	125,274

3,235	Mississippi Development Bank, Special Obligation Bonds, Jackson County Limited Tax Note, Series 2009B-1, 4.000%, 7/01/15 – AGC Insured	No Opt. Call	AA–	3,393,903
3,360	Total Mississippi			3,519,177

	Missouri – 5.2%

	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A:
535	4.000%, 10/01/16	No Opt. Call	AA+	584,161
1,400	5.000%, 10/01/18	No Opt. Call	AA+	1,635,830

	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2012:
250	3.000%, 8/01/14	No Opt. Call	A	253,028
1,000	3.000%, 8/01/15	No Opt. Call	A	1,030,350
1,000	4.000%, 8/01/17	No Opt. Call	A	1,087,780

1,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 4.000%, 6/01/17	No Opt. Call	AA–	1,100,520

360	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 2.750%, 2/15/14	No Opt. Call	BBB+	360,162

265	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F, 5.500%, 5/15/17	No Opt. Call	BBB–	277,744

1,250	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Refunding Series 2013A, 5.000%, 9/01/17	No Opt. Call	A+	1,421,338

2,020	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009E, 4.000%, 11/01/16 (Pre-refunded 11/01/14)	11/14 at 100.00	A– (4)	2,077,408

3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Kansas City Power & Light Company Project, Series 1992, 1.250%, 7/01/17	No Opt. Call	A2	3,019,320

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
360	3.000%, 5/01/16	No Opt. Call	BBB+	376,016
400	5.000%, 5/01/17	No Opt. Call	BBB+	445,392

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
470	3.000%, 10/01/14	No Opt. Call	BBB–	475,988
480	3.000%, 10/01/15	No Opt. Call	BBB–	493,123
495	3.000%, 10/01/16	No Opt. Call	BBB–	510,781

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,245	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Freeman Health System, Series 2012, 5.000%, 2/15/15	No Opt. Call	BBB+	$1,299,581

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, Reg S:
675	3.000%, 2/15/14	No Opt. Call	BBB+	675,695
720	5.000%, 2/15/16	No Opt. Call	BBB+	778,514

1,435	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 4.000%, 4/01/17	No Opt. Call	A2	1,579,246

595	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/16 – NPFG Insured	No Opt. Call	A	634,835

175	Northeast Public Sewer District, Jefferson County, Missouri, Sewerage System Revenue Bonds, Refunding Series 2014, 4.000%, 1/01/15	No Opt. Call	A+	180,717

300	Northwest Missouri State University, Housing System Revenue Bonds, Refunding Series 2012, 0.700%, 6/01/14	No Opt. Call	A3	300,405

2,200	Park Hill School District, Platte County, Missouri, General Obligation Bonds, Refunding Series 2013, 2.000%, 3/01/14	No Opt. Call	AA+	2,203,498

2,435	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2011B, 5.000%, 7/01/14	No Opt. Call	A–	2,482,775

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
500	4.000%, 7/01/15	No Opt. Call	A–	523,980
890	5.000%, 7/01/16	No Opt. Call	A–	980,522

3,030	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 – NPFG Insured	No Opt. Call	A	3,083,146

1,000	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/14 – AGM Insured	No Opt. Call	AA+	1,004,080

530	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012, 5.000%, 9/01/17	No Opt. Call	A–	587,611

1,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 2.850%, 9/01/18	3/16 at 100.00	A–	1,504,080

680	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A	800,115

240	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	244,750

950	St. Louis, Missouri, Airport Revenue Bonds, Series 1970, 5.000%, 7/01/15	No Opt. Call	A–	1,008,938

1,500	State of Missouri, Certificates of Participation, Refunding, Series 2011A, 1.500%, 10/01/15	No Opt. Call	AA+	1,527,000

520	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2013, 3.000%, 6/01/16	No Opt. Call	A1	547,815
35,405	Total Missouri			37,096,244

	Montana – 0.3%

1,740	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Composite Deal Series 2010B, 5.000%, 1/01/19	No Opt. Call	AA–	2,026,247

Nuveen Investments	17

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 1.0%

$250	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	$283,398

940	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 4.000%, 11/01/15	No Opt. Call	A–	995,592

1,125	Nebraska Cooperative Republican Platte Enhancement, Middle Republican Natural Resources District, Platte River Flow Revenue, Series 2013, 2.000%, 12/15/16	No Opt. Call	A+	1,161,664

2,000	Nebraska Public Power District, General Revenue Bonds, Refunding Series 2012C, 5.000%, 1/01/16	No Opt. Call	A1	2,177,300

1,000	Nebraska State Colleges Facilities Corporation, Building Bonds, CSC Rangeland Center and WCS U.S. Conn Library Projects, Series 2014, 5.000%, 6/15/18	No Opt. Call	AA+	1,164,500

1,125	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Mandatory put 9/01/15) (Alternative Minimum Tax)	No Opt. Call	A	1,131,458
6,440	Total Nebraska			6,913,912

	Nevada – 0.5%

250	Carson City, Nevada, Hospital Revenue Refunding Bonds, Carson-Tahoe Regional Healthcare Project, Series 2012, 3.000%, 9/01/14	No Opt. Call	BBB+	253,113

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
495	2.000%, 6/01/15	No Opt. Call	N/R	489,144
335	3.000%, 6/01/16	No Opt. Call	N/R	332,682

1,500	Nevada State, Unemployment Compensation Fund Special Revenue Bonds, Series 2013, 4.000%, 6/01/15	No Opt. Call	AAA	1,575,855

1,150	Reno, Nevada, General Obligation Bonds, Medium Tern Various Purpose Series 2013B, 4.000%, 6/01/16	No Opt. Call	A1	1,229,914
3,730	Total Nevada			3,880,708

	New Jersey – 3.4%

1,215	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series 2010F, 2.000%, 7/01/14 – AGC Insured	No Opt. Call	A2	1,224,441

	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,000	5.000%, 7/01/14	No Opt. Call	BBB+	1,016,940
2,615	4.000%, 7/01/15	No Opt. Call	BBB+	2,716,959
3,450	2.000%, 7/01/16	No Opt. Call	BBB+	3,501,060

4,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.000%, 7/01/15	No Opt. Call	BBB+	4,482,943

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.000%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	Aa3	4,156,960

1,285	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.000%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	AA	1,321,481

3,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/18	No Opt. Call	A+	3,621,885

2,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 3.000%, 5/01/15	No Opt. Call	AA–	2,068,220
22,915	Total New Jersey			24,110,889

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico – 0.6%

$2,050	New Mexico Educational Assistance Foundation, Education Loan Bonds, Senior Lien Series 2009A, 3.900%, 9/01/14 (Alternative Minimum Tax)	No Opt. Call	Aaa	$2,086,347

	Taos County, New Mexico, Gross Receipts Tax Revenue Bonds, County Education Improvement Series 2013:
550	2.000%, 4/01/14 – BAM Insured	No Opt. Call	AA	551,188
750	2.000%, 4/01/15 – BAM Insured	No Opt. Call	AA	758,723
750	3.000%, 4/01/16 – BAM Insured	No Opt. Call	AA	779,025
4,100	Total New Mexico			4,175,283

	New York – 9.5%

1,500	Albany County Airport Authority, New York, Airport Revenue Bonds, Refunding Series 2010A, 3.000%, 12/15/14 – AGM Insured	No Opt. Call	AA–	1,532,715

390	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Medaille College, Series 2012, 2.125%, 4/01/15	No Opt. Call	BB+	390,000

380	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A, 3.000%, 4/01/18	No Opt. Call	BBB–	378,127

2,500	Chautauqua County Capital resource Corporation, New York, Revenue Refunding Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie foundation, Series 2013D, 1.350%, 11/01/31 (Mandatory put 11/01/17)	No Opt. Call	AA–	2,511,950

1,300	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 4.000%, 5/01/16	No Opt. Call	BBB–	1,332,045

2,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012B, 5.000%, 3/15/18	No Opt. Call	AAA	2,425,717

975	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A, 0.000%, 6/01/16 – AGM Insured	No Opt. Call	AA–	954,886

150	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2010A, 4.000%, 5/01/15 (ETM)	No Opt. Call	A– (4)	157,013

1,620	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 2.000%, 11/15/14	No Opt. Call	A	1,643,425

815	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2012A, 3.000%, 6/01/14	No Opt. Call	Aa3	820,632

2,660	Nassau Health Care Corporation, New York, Revenue Anticipation Notes, Series 2014, 2.250%, 1/15/15	No Opt. Call	N/R	2,681,120

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/18 (WI/DD, Settling 2/04/14)	No Opt. Call	AAA	2,355,360

1,035	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/14	No Opt. Call	AA	1,060,295

8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series G, 5.000%, 8/01/17	No Opt. Call	AA	9,133,520

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2011A, 2.125%, 3/15/15	No Opt. Call	A3	2,026,140

2,500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2013A, 5.000%, 6/15/17	No Opt. Call	AAA	2,862,725

900	New York State Thruway Authority, General Revenue Bonds, Series 2012I, 4.000%, 1/01/15	No Opt. Call	A	931,095

1,920	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	2,235,014

Nuveen Investments	19

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,235	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B, 5.000%, 6/01/19	6/14 at 100.00	AA–	$1,254,303

8,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Group A Series 2013E, 2.000%, 3/15/15	No Opt. Call	AAA	8,169,280

3,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	4,020,835

7,050	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Second Series 2012, 5.000%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AA–	7,589,325

1,780	Schenectady County Capital Resource Corporation, New York, FHA insured Mortgage Revenue Bonds, Ellis Hospital Project, Refunding Series 2012, 1.750%, 2/15/18 – AGM Insured	No Opt. Call	AA+	1,787,067

1,450	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York, Revenue Bonds, Clarkson University Project, Series 2012B, 2.500%, 9/01/42 (Mandatory put 3/01/16)	No Opt. Call	A3	1,481,378

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 5/15/15 (WI/DD, Settling 2/06/14)	No Opt. Call	A+	2,654,075

450	Westchester County Local Development Corporation, New York, Revenue Refunding Bonds, Kendal on Hudson Project, Series 2013, 2.000%, 1/01/16	No Opt. Call	BBB	454,491

2,000	Westchester County, New York, General Obligation Bonds, Series 2013B, 4.000%, 7/01/15	No Opt. Call	AAA	2,109,360

1,500	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/14	No Opt. Call	A+	1,543,170

1,250	Yonkers, New York, General Obligation Refunding Bonds, Series 2012A, 4.000%, 7/01/15	No Opt. Call	A+	1,304,875
63,450	Total New York			67,799,938

	North Carolina – 0.2%

625	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Refunding Series 2013, 4.000%, 10/01/15	No Opt. Call	A+	662,006

985	North Carolina Medical Care Commission, Health Care Facilities Revenue and Refunding Revenue Bonds, Columbus Regional Healthcare System, Series 2013A, 4.000%, 10/01/15	No Opt. Call	BBB	1,023,543
1,610	Total North Carolina			1,685,549

	North Dakota – 1.3%

300	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 2.500%, 7/01/14	No Opt. Call	BBB+	301,338

3,040	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 3.500%, 11/01/16	No Opt. Call	A+	3,268,213

	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds, Series 2012A:
115	1.150%, 3/01/14	No Opt. Call	A	115,069
600	2.000%, 3/01/15	No Opt. Call	A	606,570

2,835	Williston, North Dakota, Limited Obligation Bonds, Certificates of Indebtedness, Series 2013A, 2.500%, 11/01/15	11/14 at 100.00	N/R	2,852,038

	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A:
1,000	3.000%, 5/01/15 – AGM Insured	No Opt. Call	AA–	1,024,650
1,000	3.000%, 5/01/16 – AGM Insured	No Opt. Call	AA–	1,046,630
8,890	Total North Dakota			9,214,508

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 3.4%

$1,805	Cincinnati, Ohio, General Obligation Bonds, Various Purpose Series 2011A, 5.000%, 12/01/16	No Opt. Call	AA+	$2,032,484

785	Cleveland State University, Ohio, General Receipts Bonds, Series 2007A, 5.750%, 6/01/14 – FGIC Insured	No Opt. Call	A+	799,468

490	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 3.000%, 6/15/14	No Opt. Call	Baa2	494,449

	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J:
1,835	5.250%, 5/15/15 (Pre-refunded 5/15/14) – NPFG Insured	5/14 at 100.00	A (4)	1,862,048
2,585	5.250%, 5/15/17 (Pre-refunded 5/15/14) – NPFG Insured	5/14 at 100.00	A (4)	2,623,103
2,720	5.250%, 5/15/18 (Pre-refunded 5/15/14) – NPFG Insured	5/14 at 100.00	A (4)	2,760,093

1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Refunding Bonds, Ohio Power Company Project, Series 2010A, 3.250%, 6/01/41 (Mandatory put 6/02/14)	No Opt. Call	Baa1	1,007,080

7,005	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009D, 2.250%, 8/01/29 (Mandatory put 9/15/16)	No Opt. Call	BBB–	7,019,430

320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2009, 5.000%, 12/01/16	No Opt. Call	A	356,614

1,000	Ohio State, Capital Facilities Lease-Appropriation Bonds, Administrative Building Fund Projects, Series 2013A, 5.000%, 10/01/17	No Opt. Call	AA	1,151,240

1,715	Ohio State, Capital Facilities Lease-Appropriation Bonds, Cultural & Sports Facilities Building Fund Projects, Series 2013B, 5.000%, 4/01/18	No Opt. Call	AA	1,990,086

1,000	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2013A, 3.000%, 8/01/17	No Opt. Call	AA	1,075,950

465	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A, 4.000%, 1/15/16	No Opt. Call	A	493,584

1,000	Warren County, Ohio ,Healthcare Facilities Revenue Refunding Bonds, Otterbein Homes Obligated Group, Series 2013A, 3.000%, 7/01/15	No Opt. Call	A	1,026,920
23,725	Total Ohio			24,692,549

	Oklahoma – 0.7%

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2013:
2,450	5.000%, 6/01/15	No Opt. Call	A	2,596,829
845	5.000%, 6/01/16	No Opt. Call	A	926,281

1,125	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2009, 5.000%, 9/01/14	No Opt. Call	AA–	1,155,803
4,420	Total Oklahoma			4,678,913

	Oregon – 1.5%

	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013:
475	3.000%, 11/01/15	No Opt. Call	A1	494,964
1,000	3.000%, 11/01/16	No Opt. Call	A1	1,059,190

2,000	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Variable Rate Demand Obligations, Series 2000A, 0.850%, 8/01/25 (Mandatory put 5/01/14) (Alternative Minimum Tax)	6/14 at 100.00	A–	1,999,180

Nuveen Investments	21

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$660	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/15	No Opt. Call	BBB+	$690,235

	Local Oregon Capital Assets Program, Certificates of Participation, City of Cottage Grove, Oregon, Series 2013A:
860	3.000%, 9/15/14	No Opt. Call	Baa2	871,103
880	4.000%, 9/15/15	No Opt. Call	Baa2	919,134

2,850	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.000%, 8/15/15 – AGM Insured	No Opt. Call	AA–	3,038,754

360	Multnomah County Hospital Facilities Authority, Oregon, Revenue Refunding Bond, Terwilliger Plaza, Inc., Series 2012, 2.000%, 12/01/14	No Opt. Call	BBB	362,891

1,030	Portland, Oregon, Sewer System Revenue Bonds, Refunding Series 2007A, 5.000%, 6/01/14 – NPFG Insured	No Opt. Call	AA	1,046,799
10,115	Total Oregon			10,482,250

	Pennsylvania – 5.4%

1,240	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Refunding Series 2010A, 5.000%, 1/01/16 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	1,343,193

	Economy Municipal Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2013:
350	3.000%, 12/15/17	No Opt. Call	AA	373,853
300	3.000%, 12/15/18	No Opt. Call	AA	318,579

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
125	4.000%, 6/01/15	No Opt. Call	Baa3	129,411
180	4.000%, 6/01/16	No Opt. Call	Baa3	189,344
185	4.000%, 6/01/17	No Opt. Call	Baa3	195,978
250	4.000%, 6/01/18	No Opt. Call	Baa3	264,145

655	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 3.000%, 4/01/14	No Opt. Call	BB+	654,889

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
460	3.000%, 5/01/14	No Opt. Call	BBB	462,521
360	3.000%, 5/01/15	No Opt. Call	BBB	367,409
300	5.000%, 5/01/16	No Opt. Call	BBB	321,138
1,000	5.000%, 5/01/18	No Opt. Call	BBB	1,079,630

1,465	Marion Center Area School District, Indiana County, Pennsylvania, General Obligation Bonds, Refunding Series 2013, 2.000%, 9/01/16	No Opt. Call	A	1,517,930

2,340	Penn Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2012A, 4.000%, 10/01/14	No Opt. Call	A1	2,397,938

220	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)	No Opt. Call	A–	222,226

3,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, 2.625%, 7/01/41 (Mandatory put 7/01/14)	No Opt. Call	A–	3,024,028

840	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/16	No Opt. Call	Baa3	875,339

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$2,965	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14, 0.600%, 11/01/31 (Mandatory put 11/01/14)	11/14 at 100.00	A	$2,967,224

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A:
100	3.000%, 7/01/14	No Opt. Call	BBB+	100,852
320	3.000%, 7/01/15	No Opt. Call	BBB+	327,859

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A:
275	4.000%, 7/15/15	No Opt. Call	A–	287,667
825	5.000%, 7/15/17	No Opt. Call	A–	924,017

	Pennsylvania Higher Educational Facilities Authority, Revenue Refunding Bonds, Lock Haven University Foundation Student Housing Project, Series 2013A:
610	2.000%, 7/01/15	No Opt. Call	BBB–	603,345
540	3.000%, 7/01/16	No Opt. Call	BBB–	539,752
640	3.000%, 7/01/17	No Opt. Call	BBB–	637,363

180	Pennsylvania Higher Educational Facilities Authority, Revenue Refunding Bonds, Lock Haven University Foundation Student Housing Project, Series 2013A, 2.000%, 7/01/14	No Opt. Call	BBB–	179,640

1,020	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Eighth Series 2009A, 5.000%, 8/01/16	No Opt. Call	BBB+	1,113,055

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2012, 5.000%, 4/15/14	No Opt. Call	A+	1,009,400

5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/14	No Opt. Call	A+	5,121,646

1,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds Series 2014A, 5.000%, 7/01/18	No Opt. Call	A1	1,165,560

1,755	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2002, 5.375%, 9/01/14 – AGM Insured	No Opt. Call	AA–	1,807,790

2,880	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/18 – AGM Insured	No Opt. Call	AA–	3,407,213

1,000	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System First Lien Revenue Refunding Bonds, Series 2013A, 4.000%, 9/01/16 – AGM Insured	No Opt. Call	AA–	1,084,900

505	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 9/01/14	No Opt. Call	A+	513,024

540	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 3.500%, 12/01/14 – AGM Insured	No Opt. Call	AA–	553,192

	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
1,385	4.000%, 8/01/15	No Opt. Call	BBB+	1,425,387
1,440	4.250%, 8/01/16	No Opt. Call	BBB+	1,512,259
37,250	Total Pennsylvania			39,018,696

	Puerto Rico – 0.1%

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 4.000%, 10/01/14	No Opt. Call	A–	498,580

500	Puerto Rico Municipal Finance Agency, Series 2005B, 5.000%, 7/01/14 – CIFG Insured	No Opt. Call	AA–	501,725
1,000	Total Puerto Rico			1,000,305

Nuveen Investments	23

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Rhode Island – 0.6%

	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Refunding Bonds, Board of Education General Revenue Bonds, Series 2013B:
$250	3.000%, 9/15/16	No Opt. Call	A1	$263,720
555	3.000%, 9/15/17	No Opt. Call	A1	590,526

270	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Refunding Bonds, University of Rhode Island General Revenue Bonds, Series 2013A, 3.000%, 9/15/16	No Opt. Call	Aa3	285,177

1,025	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013C, 4.000%, 7/01/15 (Alternative Minimum Tax)	No Opt. Call	A3	1,070,295

	Rhode Island Health and Education Building Corporation, State Board of Education Auxiliary Enterprise Revenue Refunding Issue, Series 2013D:
650	5.000%, 9/15/16	No Opt. Call	A2	719,472
1,020	5.000%, 9/15/17	No Opt. Call	A2	1,157,404

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Senior Series 2013A, 4.000%, 12/01/15 (Alternative Minimum Tax)	No Opt. Call	A+	261,898
4,020	Total Rhode Island			4,348,492

	South Carolina – 0.6%

500	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012, 4.000%, 11/01/15	No Opt. Call	A–	524,545

590	South Carolina JOBS Economic Development Authority, Revenue Bonds, Waste Management of South Carolina, Inc. Project, Series 2008, 2.875%, 2/01/15	No Opt. Call	A–	601,151

500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/15	No Opt. Call	BBB+	526,955

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,500	3.000%, 8/01/15	No Opt. Call	BBB+	1,537,605
1,000	5.000%, 8/01/16	No Opt. Call	BBB+	1,083,080
4,090	Total South Carolina			4,273,336

	South Dakota – 0.5%

1,305	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 4.500%, 11/01/15	No Opt. Call	A+	1,389,969

730	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community, Series 2012, 3.500%, 9/01/16	No Opt. Call	A	766,208

1,700	South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds, Series 2013A, 1.600%, 5/01/18	No Opt. Call	Aa3	1,703,893
3,735	Total South Dakota			3,860,070

	Tennessee – 1.4%

1,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B, 5.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	A	1,092,370

1,290	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B, 5.500%, 11/01/20	11/19 at 100.00	AA–	1,517,130

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,000	2.000%, 11/01/14	No Opt. Call	BBB+	1,008,310
1,050	2.000%, 11/01/15	No Opt. Call	BBB+	1,065,309
1,000	3.000%, 11/01/16	No Opt. Call	BBB+	1,045,060

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 4.000%, 7/01/15	No Opt. Call	Aa1	$527,050

1,800	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/16	No Opt. Call	A	1,981,710

1,710	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.000%, 9/01/17 – AGM Insured	No Opt. Call	AA–	1,948,066
9,350	Total Tennessee			10,185,005

	Texas – 3.7%

1,000	Brazosport Independent School District, Brazoria County, Texas, General Obligation Bonds, Series 2004, 5.000%, 2/15/20 (Pre-refunded 2/15/14)	2/14 at 100.00	Aaa	1,001,910

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
870	4.000%, 9/01/17 (WI/DD, Settling 2/06/14)	No Opt. Call	AA–	959,401
1,000	4.000%, 9/01/18 (WI/DD, Settling 2/06/14)	No Opt. Call	AA–	1,112,867

1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2009A, 5.000%, 11/01/21	11/16 at 100.00	A+	1,092,097

3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2013E, 5.000%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	A+	3,323,880

800	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/17	No Opt. Call	Baa3	883,536

1,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 4.000%, 7/01/15	No Opt. Call	BBB+	1,020,590

680	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2009, 3.000%, 4/01/14	No Opt. Call	A–	683,040

2,620	Longview Independent School District, Gregg County, Texas, General Obligation Bonds, School Building Series 2008, 0.000%, 2/15/16	No Opt. Call	AAA	2,594,534

1,000	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 3.000%, 12/01/18	No Opt. Call	Baa2	1,012,260

2,005	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2011, 4.000%, 1/01/15	No Opt. Call	A–	2,063,386

1,045	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/14	No Opt. Call	BBB+	1,075,566

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2009A:
1,425	4.000%, 9/01/15 – AGC Insured	No Opt. Call	AA–	1,496,464
1,260	4.000%, 9/01/16 – AGC Insured	No Opt. Call	AA–	1,356,088
1,405	4.375%, 9/01/18 – AGC Insured	No Opt. Call	AA–	1,572,729

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2013:
730	3.000%, 9/01/15	No Opt. Call	A2	754,470
490	4.000%, 9/01/16	No Opt. Call	A2	526,824

400	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/15	No Opt. Call	Aa3	426,492

3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/16	No Opt. Call	A3	3,299,940
24,730	Total Texas			26,256,074

Nuveen Investments	25

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Vermont – 0.1%

$770	Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2012B, 1.900%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	$778,493

	Virgin Islands – 1.2%

360	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/15 – FGIC Insured	No Opt. Call	A	380,930

6,985	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 3.000%, 10/01/17	No Opt. Call	BBB+	7,255,669

1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/19	No Opt. Call	BBB	1,167,356
8,380	Total Virgin Islands			8,803,955

	Virginia – 1.3%

1,100	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 3.000%, 3/01/16	No Opt. Call	N/R	1,086,148

1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.000%, 6/15/17	No Opt. Call	Baa1	1,088,300

1,275	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 4.000%, 11/01/16	No Opt. Call	A–	1,371,008

6,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004A, 5.000%, 8/01/14	2/14 at 100.00	AA+	6,024,660
9,375	Total Virginia			9,570,116

	Washington – 0.9%

400	King and Pierce Counties School District 408 Auburn, Washington, General Obligation Bonds, Refunding Series 2013, 3.000%, 12/01/14	No Opt. Call	Aa1	409,392

1,000	Port of Seattle, Washington, Revenue Bonds, Refunding Inter-Lien Series 2010C, 5.000%, 2/01/16	No Opt. Call	A+	1,088,730

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A:
470	4.000%, 12/01/16	No Opt. Call	Baa2	501,203
1,425	4.000%, 12/01/17	No Opt. Call	Baa2	1,532,901
390	5.000%, 12/01/18	No Opt. Call	Baa2	432,857

205	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/16	No Opt. Call	Baa3	218,374

	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012:
150	3.000%, 10/01/14	No Opt. Call	Baa1	151,962
275	4.000%, 10/01/16	No Opt. Call	Baa1	293,271

1,150	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 5.000%, 7/01/14	No Opt. Call	Baa3	1,164,893

500	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 3.000%, 7/01/15	No Opt. Call	A–	511,890
5,965	Total Washington			6,305,473

	West Virginia – 0.7%

1,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 2.000%, 10/01/22 (Mandatory put 10/01/14)	No Opt. Call	Baa1	1,007,220

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$3,750	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (Alternative Minimum Tax)	No Opt. Call	Baa1	$3,813,900
4,750	Total West Virginia			4,821,120

	Wisconsin – 0.6%

130	Appleton, Wisconsin, Storm Water System Revenue Bonds, Series 2012, 2.000%, 4/01/14	No Opt. Call	Aa2	130,348

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.000%, 4/15/16	No Opt. Call	A	1,087,380

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2013A:
150	2.000%, 8/15/14	No Opt. Call	BBB–	150,617
1,000	3.000%, 8/15/15	No Opt. Call	BBB–	1,020,047

610	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/17	No Opt. Call	A–	669,811

290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Series 2010A, 5.000%, 8/15/15	No Opt. Call	A+	307,832

385	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 2.000%, 8/15/14	No Opt. Call	A–	387,726

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Watertown Regional Medical Center, Inc., Series 2012, 2.000%, 9/01/16	No Opt. Call	BBB+	510,480
4,065	Total Wisconsin			4,264,241

	Wyoming – 0.2%

	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011:
200	4.000%, 9/15/14	No Opt. Call	A3	203,440
530	4.000%, 9/15/15	No Opt. Call	A3	552,181
300	4.000%, 9/15/16	No Opt. Call	A3	318,480
1,030	Total Wyoming			1,074,101
$653,327	Total Long-Term Investments (cost $680,013,026)			688,753,069

Shares/ Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 6.0%

	MONEY MARKET FUNDS – 2.0%

14,223,765	First American Tax Free Obligations Fund, Class Z, 0.000%, (8)	N/A	N/A	$14,223,765

	MUNICIPAL BONDS – 3.7%

	Arizona – 0.8%

$5,500	Glendale Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Friendship Retirement Corporation, Senior Lien, Variable Rate Demand Obligations, Series 1997, 0.150%, 1/01/27 (9)	2/14 at 100.00	A-1+	5,500,000

Nuveen Investments	27

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments January 31, 2014 (Unaudited)

Shares/ Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California – 1.1%

$2,000	California Municipal Finance Authority, Solid Waste Revenue Bonds, Republic Services Inc., Variable Demand Obligation, Refunding Series 2010, 0.450%, 9/01/21 (Mandatory put 4/01/14) (9)	No Opt. Call	A-2	$2,000,000

6,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Variable Rate Demand Obligations, Series 2010A, 0.700%, 8/01/23 (Alternative Minimum Tax) (9)	No Opt. Call	A-2	6,000,000
	Total California			8,000,000

	Colorado – 0.3%

1,900	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Denver Seminary Project, Variable Rate Demand Obligations, Series 2004, 0.150%, 7/01/34 (9)	2/14 at 100.00	A-1+	1,900,000

	Iowa – 0.2%

1,250	Iowa Higher Education Loan Authority, Private Education Working Capital Loan Program, University of Dubuque , Revenue Anticipation Notes, Variable Rate Demand Obligations, Series 2013A, 3.000%, 5/15/14 (9)	No Opt. Call	SP-1	1,257,750

	New Jersey – 0.8%

6,090	New Jersey State, Special Obligation Tax and Revenue Anticipation Notes, Variable Rate Demand Obligations, Series 2013C, 2.000%, 6/26/14 (9)	No Opt. Call	SP-1	6,131,717

	North Carolina – 0.5%

4,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Project, Variable Rate Demand Obligations, Series 2013, 0.700%, 6/01/38 (Alternative Minimum Tax) (9)	3/14 at 100.00	A-2	4,000,000

	Texas – 0.3%

2,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Allied Waste North America, Inc., Variable Rate Demand Obligations, Series 2008A, 0.450%, 1/01/20 (Mandatory put 4/01/14) (9)	No Opt. Call	A-2	2,000,000
$28,740	Total Municipal Bonds			28,789,467
	Total Short-Term Investments (cost $43,010,622)			43,013,232
	Total Investments (cost $723,023,648) – 102.1%			731,766,301
	Other Assets Less Liabilities – (2.1)%			(14,711,741)
	Net Assets – 100%			$717,054,560

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

28	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$688,731,655	$21,414	$688,753,069
Short-Term Investments:
Money Market Funds	14,223,765	—	—	14,223,765
Municipal Bonds	—	28,789,467	—	28,789,467
Total	$14,223,765	$717,521,122	$21,414	$731,766,301

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $723,023,648.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$10,216,934
Depreciation	(1,474,281)
Net unrealized appreciation (depreciation) of investments	$8,742,653

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	During July 2010, the original issue for this security (1,000,000 par, 5.50% coupon and May, 15, 2015 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.0% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.1% coupon and May 15, 2014 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(9)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/A	Not applicable.

WI/DD	Investment, or a portion of investment purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Nuveen Investments	29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 17, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 17, 2014